Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities
12.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2018	December 31, 2017
Employee related liabilities	384	390
Employee compensated absences	125	141
Taxes other than income taxes	60	65
Advances	77	89
Payables to equity-method investments	49	49
Derivative instruments	34	1
Provision for restructuring	22	46
Defined benefit plans — current portion	12	9
Defined contribution plans — accrued benefits Royalties	18 26	19 23
Others	67	65

Total	874	897

Derivative instruments are further described in Note 25.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2018 and December 31, 2017, presented cumulatively in line “Others”.